COMMON AND PREFERRED STOCK	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
COMMON AND PREFERRED STOCK

NOTE 10 COMMON AND PREFERRED STOCK

Common Stock
The Company had 200,000,000 and 50,000,000 shares of common stock authorized at a par value of $0.0001 per share as of December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014 there were 13 and 0 shares of common stock issued and outstanding, respectively. The Company has reserved 120,000,000 of authorized but unissued shares of common stock for issuance pursuant to the convertible notes and associated Series D Warrants.
During the year ended December 31, 2014, the Company issued 1 share of common stock to Spring Forth Investments pursuant to the exercise of the conversion option of 9,250,000 shares of Series A preferred stock at a conversion ratio of 10,080,000,000 to 1 (see NOTE 14 RELATED PARTY TRANSACTIONS). The Company also issued 1 share of common stock to various unaffiliated investors upon the exercise of 158,000 of Class B warrants for cash proceeds of $31,600.
In October 2014, the Company completed an IPO, whereby the Company sold 1 share of its common stock and 1,150,000 Series A Warrants, which were sold in units of one share of common stock for every 50.4 million units and one Series A Warrant at a public offering price of $7.00 per unit. Each Series A Warrant is exercisable for one share of common stock for every 50.4 million warrants and one Series B Warrant. In addition, the underwriter was granted 57,500 common warrants and also exercised its option to purchase 172,500 Series A Warrants each of which is exercisable for one share of common stock for every 50.4 million warrants. The shares began trading on the NASDAQ Capital Market on October 9, 2014. The aggregate net proceeds received by the Company from the offering were approximately $6.4 million, after deducting underwriting discounts and commissions and other estimated offering expenses payable by the Company. Upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 1 share of common stock.
During the year ended December 31, 2015, the Company issued 1 share of common stock pursuant to the cash exercise of 1,074,082 Series A Warrants for total net proceeds of $2,252,020. In conjunction with the exercise of the Series A Warrants, 1,074,082 Series B Warrants to purchase shares of common stock were also issued.
During the year ended December 31, 2015, the Company issued 1 share of common stock pursuant to the conversion of 2,650,403 shares of Series E Convertible preferred stock at a conversion ratio of 50.4 million preferred shares to 4 common shares.
During the year ended December 31, 2015, the Company issued 1 share of common stock pursuant to the cashless exercise of both 508,641 Class A Warrants and 334,889 Class B Warrants.
During the year ended December 31, 2015, the Company issued 13 shares of common stock pursuant to the exercise of 15,630,027 Series C Warrants. Of these, 13 shares of common stock were issued as a result of the cashless exercise of 15,246,027 Series C Warrants and 1 share of common stock were issued as a result of the cash exercise of 384,000 Series C Warrants for total net proceeds of $979,200.
Preferred Stock
The Company had 5,000,000 shares of preferred stock authorized at a par value of $0.001 per share as of December 31, 2015 and 2014. As of December 31, 2015 there are 88,347 shares of Series E Preferred Stock issued and outstanding. There were no shares of preferred stock outstanding as of December 31, 2014. The preferred stock may be issued from time to time by the board of directors as shares of one or more classes or series with authority to fix the designation and relative powers including voting powers, preferences, rights, qualifications, limitations, and restrictions relating to the shares of each class or series.
During the year ended December 31, 2014 the Company issued 14,888,211 shares of Series C preferred stock for cash in the amount of $366,250 or $0.0246 per share. The Company also sold 285,566,560 shares of Series D preferred stock units for gross proceeds in the amount of $7,139,164 or $0.025 per unit and after deducting offering costs and expenses, the Company received $6,203,636 in net proceeds. The preferred stock units were separated into 285,566,560 shares of Series D preferred stock, 1,427,832 Class A warrants with an exercise price of $4.92 to purchase one share of common stock for every 50.4 million warrants and 1,427,832 Class B warrants with an exercise price of $0.20 to purchase one share of common stock for every 50.4 million warrants. In conjunction with the offering an additional 7,200,000, 466,436 and 251,216 of Series D preferred stock warrants, Class A warrants and Class B warrants, respectively, were granted as part of the offering costs.
During the year ended December 31, 2014, the Company converted notes payable in the amount of $400,000 plus $13,129 in accrued interest into 16,525,121 Series D preferred stock units at a conversion price of $0.025 per share. These units consist of 16,525,121 shares of Series D preferred stock, 82,625 Class A warrants with an exercise price of $4.92 to purchase one share of common stock for every 50.4 million warrants and 82,625 Class B warrants with an exercise price of $0.20 to purchase one share of common stock for every 50.4 million warrants. The shares of Series D preferred stock are convertible into shares of common stock at a ratio of 10,080,000,000: 1, at the option of the holder at any time after issuance. The conversion of the notes was pursuant to the terms of the notes that upon a qualified equity financing of at least $5 million the notes would be converted into shares of the equity securities at the price per share at which the equity securities were issued in the qualified equity financing. The sale of the Series D preferred stock units through July 2014 met this threshold and triggered the conversion.
During the year ended December 31, 2014, as additional consideration for the issuance of the Spring Forth Note (see NOTE 9 NOTES PAYABLE — RELATED PARTY) the Company issued 4,000,000 Series D preferred stock units (which were separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants with an exercise price of $4.92 to purchase one share of common stock for every 50.4 million warrants and 20,000 Class B warrants with an exercise price of $0.20 to purchase one share of common stock for every 50.4 million warrants) at a value of $100,000 or $0.025 per unit.
During the year ended December 31, 2014, Spring Forth Investments exercised its conversion option and converted 9,250,000 shares of Series A preferred stock valued at $1,480,000 into 1 share of common stock.
The Series C and Series D preferred stock had a conversion price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original issue price of the respective series preferred stock, the conversion price shall be adjusted to a price equal to the price paid per share for such additional stock. These conversion price adjustment provisions, and other relevant features of the preferred stock, were analyzed in accordance with the provisions of FASB ASC 815, “Derivatives and Hedging”. The Company evaluated the conversion price adjustment provision embedded in the preferred stock and other relevant features and determined, in accordance with the provisions of the referenced accounting guidance, that such conversion option or other relevant features do not meet the criteria requiring bifurcation as a derivative liability of these instruments. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option embedded in the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the preferred shares. Further, the Company determined the other relevant features of the preferred stock are clearly and closely related to the equity host and do not qualify for derivative accounting.
During the year ended December 31, 2014, the Company filed a seventh amended and restated Certificate of Incorporation authorizing a modification to the number of authorize shares of common stock and preferred stock. The number of common shares authorized was amended to 50,000,000 shares and the number of preferred shares authorized was amended to 5,000,000 shares.
In October 2014, upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 22 shares of common stock at a conversion ratio of 10,080,000,000 to 1.
In February 2015 the Company initiated a Units Offering (the “February 2015 Units Offering”) whereby the Company sold 2,724,000 units at a price of $8.80 per unit for net proceeds of $21.8 million after deducting underwriting commissions and offering costs. Each unit consisted of one share of our Series E Convertible Preferred Stock and eight Series C Warrants (the “Units”).
The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $201,600,000 per share for 20 consecutive trading days (the “Separation Trigger Date”). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
In June 2015, 48,000 of the Units were separated early pursuant to the optional early separation resulting in the exercise of 384,000 Series C Warrants into 1 share of common stock for cash proceeds of $979,200. On August 25, 2015 the remaining 2,676,000 Units separated into 2,676,000 shares of Series E Convertible Preferred Stock and 21,408,000 Series C Warrants.
Each 50.4 million shares of Series E Convertible Preferred Stock is convertible at the option of the holder into four shares of common stock. The Series E Convertible Preferred Stock has no voting rights. An amendment to the terms of the Series E Convertible Preferred Stock only requires the vote of the holders of Series E Convertible Preferred Stock. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series E Preferred Stock shall rank equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the Convertible Preferred Stock. As such, the Series E Convertible Preferred Stock is not subject to any restriction on the repurchase or redemption of shares by the Company due to an arrearage in the payment of dividends or sinking fund installments. The Series E Convertible Preferred Stock also has no liquidation rights or preemption rights, and there are no special classifications of our Board of Directors related to the Series E Convertible Preferred Stock.
During the year ended December 31, 2015, 14,750 Underwriter Purchase Options were exercised for cash in the amount of $162,250 or $11.00 per option. Pursuant to the exercise of these options, 14,750 shares of Series E Convertible Preferred Stock and 118,000 Series C Warrants were issued.
During the year ended December 31, 2015, 2,650,403 shares of Series E Convertible Preferred Stock were converted into 1 share of common stock at a conversion ratio of 50.4 million preferred shares to 4 common shares. As of December 31, 2015, 88,347 shares of Series E Convertible Preferred Stock remain outstanding.